Annual Total Returns[BarChart] - Federated Hermes Emerging Market Debt Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.43%	19.14%	(8.32%)	(0.15%)	(3.33%)	6.98%	10.36%	(5.17%)	12.89%	5.79%